Goodwill And Other Intangible Assets Goodwill and Other Intangible Assets (Narratives) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Asset Acquisition [Member]
Business Acquisition [Line Items]
Goodwill from NCR Asset Acquisition	$ 27,344	$ 0
Retroactive adjustment to goodwill			$ 14,766